Consolidated statement of comprehensive income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Statement of comprehensive income [abstract]
Net income	$ 392	$ 1,212	$ 1,348	$ 1,604	$ 2,530
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	1,795	162	616	1,957	550
Net gains (losses) on hedges of investments in foreign operations	(990)	(85)	(333)	(1,075)	(295)
Other comprehensive income, net of tax, exchange differences on translation	805	77	283	882	255
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	47	44	50	91	148
Net (gains) losses reclassified to net income	(4)	(6)	(14)	(10)	(20)
Other comprehensive income, net of tax, debt securities	43	38	36	81	128
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	43	(11)	55	32	99
Net (gains) losses reclassified to net income	150	14	(13)	164	(14)
Other comprehensive income, net of tax, cash flow hedges	193	3	42	196	85
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	248	(105)	(8)	143	(143)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	37	(22)	(6)	15	4
Net gains (losses) on equity securities designated at FVOCI	(38)	36	(3)	(2)	(1)
Total OCI	1,288	27	344	1,315	328
Comprehensive income	1,680	1,239	1,692	2,919	2,858
Comprehensive income (loss) attributable to non-controlling interests	(8)	7	7	(1)	11
Preferred shareholders	30	31	28	61	51
Common shareholders	1,658	1,201	1,657	2,859	2,796
Comprehensive income attributable to equity shareholders	1,688	1,232	1,685	2,920	2,847
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	(14)	(1)	(4)	(15)	(4)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	22		4	22	2
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income	8	(1)		7	(2)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	1	(12)	(2)	(11)	(20)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	2	2	5	4	7
Income tax (expense) benefit relating to debt securities of other comprehensive income	3	(10)	3	(7)	(13)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	(15)	4	(20)	(11)	(36)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	(54)	(5)	5	(59)	6
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income	(69)	(1)	(15)	(70)	(30)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	(88)	36	3	(52)	45
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(14)	8	2	(6)	(2)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI	13	(13)	1		1
Income tax (expense) benefit relating to components of other comprehensive income	$ (147)	$ 19	$ (6)	$ (128)	$ (1)